Annual Total Returns [BarChart] - MetLife Aggregate Bond Index Portfolio - Class A	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	7.51%
Annual Return 2012	3.90%
Annual Return 2013	(2.33%)
Annual Return 2014	5.81%
Annual Return 2015	0.25%
Annual Return 2016	2.35%
Annual Return 2017	3.26%
Annual Return 2018	(0.18%)
Annual Return 2019	8.64%
Annual Return 2020	7.21%